Stockholders' Equity	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
STOCKHOLDERS' EQUITY

NOTE 5 – STOCKHOLDERS’ EQUITY

Common Stock

The following summarizes the Common Stock activity for the three months ended March 31, 2021:

Summary of common stock activity for the three months ended March 31, 2021	Outstanding shares
Balance, December 31, 2020	786,700
Shares issued due to conversion of Notes.	62,464
Shares issued for services	7,383
Roundup shares due to reverse split.	2,849
Balance, March 31, 2021	859,395

On January 14, 2021 and pursuant to the SPA, YAII exercised its option to convert the second Convertible Promissory Note principal in the amount of $50,000 and the accrued interest in the amount of $3,625 into 38,303 shares of Common Stock of the Company. The fair market value of the shares was $64.

On January 21, 2021, the Company issued 7,383 shares of its Common Stock pursuant to a service Agreement between the Company and a service provider. The fair market value of the shares was $20.

On February 11, 2021 and pursuant to the SPA, YAII exercised its option to convert the second Convertible Promissory Note principal in the amount of $55,000 and the accrued interest in the amount of $3,496 into 16,713 shares of Common Stock of the Company. The fair market value of the shares was $216.

On March 22, 2021, the Company completed a reverse stock split of its common stock. As a result of the reverse stock split, the following changes have occurred (i) every seven thousand shares of common stock have been combined into one share of common stock; (ii) the number of shares of common stock underlying each common stock option or common stock warrant have been proportionately decreased on a 7,000-for-1 basis, and the exercise price of each such outstanding stock option and common warrant has been proportionately increased on a 7,000-for-1 basis. Accordingly, all option numbers, share numbers, warrant numbers, share prices, warrant prices, exercise prices and losses per share have been adjusted within these consolidated financial statements, on a retroactive basis, to reflect this 7,000-for-1 reverse stock split.

On March 23, 2021, the Company issued 2,849 shares of its Common Stock due to a reverse split rounding up differences.

NOTE 5 – STOCKHOLDERS’ EQUITY

Common Stock

The following summarizes the Common Stock activity for the six months ended June 30, 2021:

Summary of common stock activity for the six months ended June 30, 2021	Outstanding shares
Balance, December 31, 2020	786,700
Shares issued due to conversion of Notes.	549,675
Shares issued for services	21,658
Roundup shares due to reverse split.	2,848
Balance, June 30, 2021	1,360,881

On January 14, 2021 and pursuant to the SPA, YAII exercised its option to convert the second Convertible Promissory Note principal in the amount of $50and the accrued interest in the amount of $4 into 38,303 shares of Common Stock of the Company. The fair market value of the shares was $64.

On January 21, 2021, the Company issued 7,383 shares of its Common Stock pursuant to a service Agreement between the Company and a service provider. The fair market value of the shares was $20.

On February 11, 2021 and pursuant to the SPA, YAII exercised its option to convert the second Convertible Promissory Note principal in the amount of $55 and the accrued interest in the amount of $4 into 16,713 shares of Common Stock of the Company. The fair market value of the shares was $216.

On March 22, 2021, the Company completed a reverse stock split of its common stock. As a result of the reverse stock split, the following changes have occurred (i) every seven thousand shares of common stock have been combined into one share of common stock; (ii) the number of shares of common stock underlying each common stock option or common stock warrant have been proportionately decreased on a 7,000-for-1 basis, and the exercise price of each such outstanding stock option and common warrant has been proportionately increased on a 7,000 -for-1 basis. Accordingly, all option numbers, share numbers, warrant numbers, share prices, warrant prices, exercise prices and losses per share have been adjusted within these consolidated financial statements, on a retroactive basis, to reflect this 7,000 -for-1 reverse stock split.

On March 23, 2021, the Company issued 2,849 shares of its Common Stock due to a reverse split rounding up differences.

On April 19, 2021 and pursuant to the SPA, YAII exercised its option to convert the Convertible Promissory Note principal in the amount of $40 and the accrued interest in the amount of $7into 40,861 shares of Common Stock of the Company. The fair market value of the shares was $62.

On May 12, 2021 and pursuant to the SPA, YAII exercised its option to convert the Convertible Promissory Note principal in the amount of $60 and the accrued interest in the amount of $2 into 44,202 shares of Common Stock of the Company. The fair market value of the shares was $103.

On May 17, 2021 and pursuant to the SPA, YAII exercised its option to convert the Convertible Promissory Note principal in the amount of $65 into 48,316 shares of Common Stock of the Company. The fair market value of the shares was $85.

On May 20, 2021 and pursuant to the SPA, YAII exercised its option to convert the Convertible Promissory Note principal in the amount of $65 into 50,611 shares of Common Stock of the Company. The fair market value of the shares was $171.

On May 21, 2021 and pursuant to the SPA, YAII exercised its option to convert the Convertible Promissory Note principal in the amount of $70 into 54,386 shares of Common Stock of the Company. The fair market value of the shares was $280.

On May 24, 2021, and pursuant to the SPA, YAII exercised its option to convert the Convertible Promissory Note principal in the amount of $70 into 54,407 shares of Common Stock of the Company. The fair market value of the shares was $322.

On May 24, 2021, and pursuant to the SPA, YAII exercised its option to convert the remainder of the Convertible Promissory Note principal in the amount of $15 and accrued interest of $10 into 11,647 shares of Common Stock of the Company. The fair market value of the shares was $68.

On May 24, 2021, and pursuant to the SPA, YAII exercised its option to convert the Convertible Promissory Note principal in the amount of $50 into 47,247 shares of Common Stock of the Company. The fair market value of the shares was $281.

On May 25, 2021, and pursuant to the SPA, YAII exercised its option to convert the Convertible Promissory Note principal in the amount of $80 into 62,138 shares of Common Stock of the Company. The fair market value of the shares was $249.

On May 28, 2021, and pursuant to the SPA, YAII exercised its option to convert the Convertible Promissory Note principal in the amount of $70 into 57,837 shares of Common Stock of the Company. The fair market value of the shares was $164.

On June 1, 2021, and pursuant to the SPA, YAII exercised its option to convert the remainder of the Convertible Promissory Note principal in the amount of $20 into 15,559 shares of Common Stock of the Company. The fair market value of the shares was $39.

On June 14, 2021, the Company issued 14,275 shares of its Common Stock pursuant to a service Agreement between the Company and a service provider. The fair market value of the shares was $70.

NOTE 4 – STOCKHOLDERS’ EQUITY

Common Stock

On November 12, 2019, the Company completed its merger with the Samsara Delaware in accordance with the terms of the Merger Agreement and Plan of Merger, dated as of May 10, 2019 by and among the Company, Samsara Delaware, and Avraham Bengio, pursuant to which Samsara Delaware merged with and into the Company, with the Company being the surviving corporation (the “Merger”). Following the completion of the Merger, the Company filed (1) Articles of Merger with the Secretary of State of the State of Nevada in which the Company amended its Articles of Incorporation to change the Company’s name to “Samsara Luggage, Inc.” effective as of November 12, 2019; and (2) a Certificate of Amendment with the Secretary of State of the State of Nevada in which the Company increased the number of authorized shares of common stock of the Company from 2,000,000,000 shares of common stock to 5,000,000,000 shares of common stock effective as of November 12, 2019.

On October 5, 2020 the Board of Directors of the Company has approved, and the holders of a majority of the outstanding shares of our common stock, par value $0.0001 per share (the “Common Stock”), have executed a written consent in lieu of a special meeting approving to amend the Company’s Articles of Incorporation to increase the number of authorized shares of common stock from 5,000,000,000 to 7,500,000,000 (the “Authorized Capital Increase”).

Common Stock Activity During the Years Ended December 31, 2020

At the effective time of the Merger, each share of common stock of Samsara, $0.0001 par value, was converted into the right to receive 0.065 shares of the Company’s common stock, such that the shareholders of Samsara Delaware were issued new shares of the Company representing approximately 80% of the issued and outstanding shares of the Company’s common stock following the completion of the Merger. The exchange rate was determined through arms’-length negotiations between the Company and Samsara Delaware. Immediately after the Merger, assuming the issuance of all of the merger consideration, there were approximately3,236,851,080 shares of Common Stock outstanding, of which (i) the former stockholders of Samsara Delaware owned 2,589,506,080 shares, representing approximately 80% of the outstanding shares of Common Stock; and (ii) the Company’s stockholders immediately prior to the Merger own 92,478 shares, representing approximately 20% of the outstanding shares of Common Stock.

On November 12, 2019, the Company issued 32,738 shares of its Common Stock in gross consideration of $500,000 pursuant to a serios securities purchase agreements from April 2019.

On December 9, 2019, and pursuant to the YAII Convertible Promissory Note, YAII exercised its option to convert the first Convertible Promissory Note in the amount of $210,000 into 9,988 shares of Common Stock of the Company.

On July 23, 2020 and pursuant to the SPA, YAII exercised its option to convert the second Convertible Promissory Note principal amount and unpaid interest of $72,000 and the accrued interest into 12,979 shares of Common Stock of the Company.

On August 5, 2020 and pursuant to the SPA, YAII exercised its option to convert the second Convertible Promissory Note principal amount of $75,000 into 21,644 shares of Common Stock of the Company.

On August 13, 2020 and pursuant to the SPA, YAII exercised its option to convert the second Convertible Promissory Note principal amount of $75,000 into 21,552 shares of Common Stock of the Company.

On October 12, 2020 and pursuant to the SPA, YAII exercised its option to convert the second Convertible Promissory Note principal in the amount of $50,000 and the accrued interest in the amount of $1,671 into 18,454 shares of Common Stock of the Company.

On November 2, 2020 and pursuant to the SPA, YAII exercised its option to convert the second Convertible Promissory Note principal in the amount of $50,000 and the accrued interest in the amount of $288 into 23,947 shares of Common Stock of the Company.

On November 13, 2020 and pursuant to the SPA, YAII exercised its option to convert the second Convertible Promissory Note principal in the amount of $200,000 and the accrued interest in the amount of $23,000 into 28,572 shares of Common Stock of the Company.

On November 16, 2020 and pursuant to the SPA, YAII exercised its option to convert the second Convertible Promissory Note principal in the amount of $10,000 and the accrued interest in the amount of $30,323 into 28,802 shares of Common Stock of the Company.

On November 19, 2020 and pursuant to the SPA, YAII exercised its option to convert the second Convertible Promissory Note principal in the amount of $45,000 and the accrued interest in the amount of $159 into 32,256 shares of Common Stock of the Company.

On December 17, 2020 and pursuant to the SPA, YAII exercised its option to convert the second Convertible Promissory Note principal in the amount of $45,000 and the accrued interest in the amount of $4,104 into 35,074 shares of Common Stock of the Company

On December 28, 2020 and pursuant to the SPA, Power- Up exercised its option to convert the second Convertible Promissory Note principal in the amount of $38,100 into 36,286 shares of Common Stock of the Company.

On December 31, 2020 and pursuant to the SPA, Power- Up exercised its option to convert the second Convertible Promissory Note principal in the amount of $23,100 into 22,000 shares of Common Stock of the Company.